Subsequent Events - Additional Information (Detail) - $ / shares		6 Months Ended
	Aug. 06, 2026	Jun. 30, 2026
Major Ordinary Share Transactions [member]
Disclosure of Events After Reporting Period [line items]
Dividend per share	$ 0.195
Dividend payable, date of record	Aug. 20, 2026
Dividend payable date	Sep. 03, 2026
Revised Quartertly Dividend Per Share Fixed [Member] | Ordinary shares [member]
Disclosure of Events After Reporting Period [line items]
Quarterly dividend		$ 0.195